Accounting Policies - Summary of Detailed Information Of Effect Of New Lease Accounting Standard Explanatory (Detail) £ in Millions	12 Months Ended
Dec. 31, 2018 GBP (£)
Disclosure and Detailed Information Of Effect Of New Lease Accounting Standard Explanatory [Line Items]
Rental commitments under non-cancellable operating leases under IAS 17 at 31 December 2018 (see Note 29)	£ 246
Recognition exemption for short-term leases	(72)
Effect from discounting at the incremental borrowing rate at 1 January 2019	7
Additional liabilities recognised based on the initial application of IFRS 16 at 1 January 2019	£ 181